PROPERTY AND EQUIPMENT - Disclosure of composition of property and equipment and accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 6,225	$ 5,047
Acquisitions during the year	1,518	2,637	$ 2,125
Balance on end of year	6,668	6,225	5,047
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,127	2,163
Balance on end of year	3,073	3,127	2,163
Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,473	2,243
Balance on end of year	2,989	2,473	2,243
Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	308	253
Balance on end of year	290	308	253
Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	317	388
Balance on end of year	316	317	388
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	10,953	8,198	5,492
Additions	1,733	2,755	2,699
Acquired through business combinations	8,282	3	7
Disposals	(269)	(26)
Translation differences	(171)	23
Balance on end of year	20,528	10,953	8,198
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,638	2,452	1,436
Additions	79	1,186	1,016
Acquired through business combinations	239		0
Disposals	0	0
Translation differences	0	0
Balance on end of year	3,956	3,638	2,452
Cost | Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	6,245	4,889	3,567
Additions	1,388	1,372	1,315
Acquired through business combinations	8,043	3	7
Disposals	(269)	(26)
Translation differences	(27)	7
Balance on end of year	15,380	6,245	4,889
Cost | Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	523	407	145
Additions	227	100	262
Acquired through business combinations	0	0	0
Disposals	0	0
Translation differences	(144)	16
Balance on end of year	606	523	407
Cost | Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	547	450	344
Additions	39	97	106
Acquired through business combinations	0	0	0
Disposals	0	0
Translation differences	0	0
Balance on end of year	586	547	450
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(4,728)	(3,151)	(2,044)
Depreciation during the year	1,796	1,599	1,107
Disposals	(265)	(26)
Acquisitions during the year	7,622
Translation differences	(21)	4
Balance on end of year	(13,860)	(4,728)	(3,151)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(511)	(289)	(63)
Depreciation during the year	372	222	226
Disposals	0	0
Acquisitions during the year	0
Translation differences	0	0
Balance on end of year	(883)	(511)	(289)
Accumulated depreciation | Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(3,772)	(2,646)	(1,844)
Depreciation during the year	1,271	1,148	802
Disposals	(265)	(26)
Acquisitions during the year	7,622
Translation differences	(9)	4
Balance on end of year	(12,391)	(3,772)	(2,646)
Accumulated depreciation | Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(215)	(154)	(110)
Depreciation during the year	113	61	44
Disposals	0	0
Acquisitions during the year	0
Translation differences	(12)	0
Balance on end of year	(316)	(215)	(154)
Accumulated depreciation | Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(230)	(62)	(27)
Depreciation during the year	40	168	35
Disposals	0	0
Acquisitions during the year	0
Translation differences	0	0
Balance on end of year	$ (270)	$ (230)	$ (62)